Employee Benefits Expense - Summary of Employee Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ (476,809)	$ (489,118)	$ (400,513)
Post-employment benefit obligations expense	(17,269)	(20,003)	(13,095)
Social security and other contributions	(266,566)	(257,185)	(198,822)
Other employee expenses	(79,849)	(71,678)	(13,672)
Total	$ (840,493)	$ (837,984)	$ (626,102)